UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Fidelity®
Select Portfolios®
Money Market Portfolio

Annual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Investment Changes/Performance	<Click Here>
Investments	<Click Here>
Financial Statements	<Click Here>
Notes to Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Prospectus	P-1

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Actual	.31%	$ 1,000.00	$ 1,000.60	$ 1.54
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.26	$ 1.56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 2/28/11	% of fund's investments 8/31/10	% of fund's investments 2/28/10
0 - 30	46.8	59.8	50.0
31 - 90	33.1	26.0	29.2
91 - 180	13.9	12.8	14.1
181 - 397	6.2	1.4	6.7
Weighted Average Maturity
	2/28/11	8/31/10	2/28/10
Money Market Portfolio	53 Days	41 Days	58 Days
All Taxable Money Market Funds Average*	45 Days	43 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/11	8/31/10	2/28/10
Money Market Portfolio	102 Days	75 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
Corporate Bonds 0.7%	Corporate Bonds 0.7%
Commercial Paper 19.5%	Commercial Paper 16.5%
Bank CDs, BAs, TDs, and Notes 52.1%	Bank CDs, BAs, TDs, and Notes 58.0%
Government Securities† 8.3%	Government Securities† 6.6%
Repurchase Agreements 22.1%	Repurchase Agreements 20.8%
Other Investments 0.4%	Other Investments 0.0%
Net Other Assets*** (3.1)%	Net Other Assets*** (2.6)%

Current and Historical Seven-Day Yields
	3/1/11	11/30/10	8/31/10	6/1/10	3/2/10
Money Market Portfolio	0.06%	0.11%	0.16%	0.13%	0.09%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

** Information not available

† Includes FDIC Guaranteed Corporate Securities and/or Federal Financing Bank Supported Student Loan Short-Term Notes

*** Net Other Assets are not included in the pie chart

Annual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Corporate Bonds - 0.7%
	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC Taxable VRDN, LOC Wells Fargo Bank NA
3/7/11	0.29% (d)	$ 40,000,000	$ 40,000,000
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
3/7/11	0.29 (d)	10,000,000	10,000,000
TOTAL CORPORATE BONDS			50,000,000
Certificates of Deposit - 45.0%

London Branch, Eurodollar, Foreign Banks - 10.8%
Commonwealth Bank of Australia
4/4/11 to 6/7/11	0.30	35,000,000	35,000,000
Credit Agricole SA
3/1/11 to 5/3/11	0.35 to 0.45	142,000,000	142,000,000
Credit Industriel et Commercial
5/3/11	0.40	140,000,000	140,000,000
Danske Bank AS
4/11/11	0.33	24,000,000	24,000,068
HSBC Bank PLC
8/29/11 to 2/29/12	0.50 to 0.53	28,000,000	28,000,000
ING Bank NV
3/1/11 to 5/4/11	0.30 to 0.33	153,000,000	153,000,000
5/6/11	0.03	46,000,000	46,000,000
Landesbank Hessen-Thuringen
3/15/11 to 3/23/11	0.33	115,000,000	115,000,000
National Australia Bank Ltd.
6/6/11 to 7/6/11	0.40 to 0.43	120,000,000	120,000,154
			803,000,222
New York Branch, Yankee Dollar, Foreign Banks - 34.2%
Bank of Montreal
5/25/11 to 11/22/11	0.36 to 0.50 (d)	224,000,000	224,000,000
Bank of Nova Scotia
5/13/11 to 3/16/12	0.31 to 0.38 (d)	81,000,000	80,991,065
Bank of Tokyo-Mitsubishi
7/7/11 to 8/15/11	0.40 to 0.50	312,000,000	312,000,000
BNP Paribas New York Branch
3/7/11 to 3/16/12	0.35 to 0.44	284,000,000	284,000,000
Canadian Imperial Bank of Commerce New York Branch
3/1/11 to 9/13/11	0.35 to 0.50 (d)	248,000,000	248,000,083
Commerzbank AG New York Branch
3/7/11	0.37	23,000,000	23,000,000
Credit Agricole CIB
3/1/11	0.36	24,000,000	24,000,000

	Yield (a)	Principal Amount	Value
Credit Suisse New York Branch
7/25/11	0.32% (d)	$ 23,000,000	$ 23,000,000
Deutsche Bank
7/25/11	0.36 (d)	100,000,000	100,000,000
Deutsche Bank AG New York Branch
5/13/11	0.34	50,000,000	50,000,000
DnB NOR Bank ASA
8/4/11	0.31 (d)	24,000,000	24,000,000
DZ BANK AG
3/1/11	0.25	19,000,000	19,000,000
Intesa Sanpaolo SpA New York Branch
3/1/11	0.40	67,000,000	67,000,000
Landesbank Baden-Wuerttemberg New York Branch
3/22/11	0.37	100,000,000	100,000,000
Mizuho Corporate Bank Ltd.
3/16/11	0.25	31,000,000	31,000,000
National Bank Canada
11/4/11	0.41 (d)	62,000,000	62,000,000
Natixis SA
3/7/11 to 3/22/11	0.50 to 2.00 (d)	87,000,000	87,000,000
Rabobank Nederland New York Branch
6/8/11 to 3/12/12	0.30 to 0.50 (d)	255,000,000	255,000,000
Royal Bank of Canada
2/1/12	0.64 (d)	75,000,000	75,000,000
Societe Generale
4/11/11 to 5/5/11	0.35 to 1.71 (d)	61,000,000	61,000,000
Sumitomo Mitsui Banking Corp.
3/10/11 to 3/25/11	0.30	66,000,000	66,000,000
Svenska Handelsbanken
4/21/11 to 6/24/11	0.28 to 0.35	111,000,000	111,000,158
Toronto-Dominion Bank New York Branch
1/12/12	0.34 (d)	19,000,000	19,000,000
UBS AG
3/17/11 to 7/21/11	0.31 to 0.37 (d)	208,000,000	208,000,000
			2,553,991,306
TOTAL CERTIFICATES OF DEPOSIT			3,356,991,528
Commercial Paper - 19.5%

Australia & New Zealand Banking Group Ltd.
4/4/11	0.32	23,000,000	22,993,049
Autobahn Funding (Liquidity Facility DZ BANK AG)
3/11/11- 3/31/11	0.29	51,000,000	50,993,797
Barclays Bank PLC/Barclays US CCP Funding LLC
4/8/11	0.32	15,000,000	14,994,933
Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Comcast Corp.
3/11/11	0.40%	$ 36,000,000	$ 35,996,000
Commerzbank U.S. Finance, Inc.
3/7/11 to 5/13/11	0.37 to 0.43	132,000,000	131,914,635
Commonwealth Bank of Australia
6/2/11 to 11/21/11	0.34 to 0.36 (d)	64,000,000	63,999,279
Credit Suisse New York Branch
5/5/11	0.32	125,000,000	124,927,778
CVS Caremark Corp.
3/30/11	0.40 (d)	14,000,000	14,000,000
Danske Corp.
4/11/11 to 4/14/11	0.32	38,000,000	37,985,404
Deutsche Bank Financial LLC
3/23/11	0.30	13,000,000	12,997,617
DnB NOR Bank ASA
3/7/11 to 7/25/11	0.31 to 0.35 (d)	57,000,000	56,999,358
Intesa Funding LLC
3/7/11 to 4/6/11	0.40 to 0.41	98,000,000	97,978,903
Landesbank Baden-Wuert
3/2/11	0.40	47,000,000	46,999,478
Nationwide Building Society
3/14/11 to 3/22/11	0.35	22,000,000	21,996,597
Natixis US Finance Co. LLC
4/4/11	0.41 (d)	54,000,000	54,000,000
Nordea North America, Inc.
3/1/11 to 5/26/11	0.31 to 0.35	59,000,000	58,960,655
PB Finance (Delaware), Inc.
3/18/11	0.50	12,000,000	11,997,167
Royal Bank of Canada
6/16/11	0.40	37,000,000	36,956,011
Skandinaviska Enskilda Banken AB
4/1/11	0.32	56,000,000	55,984,569
Societe Generale North America, Inc.
3/1/11 to 5/2/11	0.35 to 0.40	160,000,000	159,934,819
Sumitomo Trust & Banking Co. Ltd.
4/15/11	0.35	22,000,000	21,990,375
Total Capital Canada Ltd.
9/15/11 to 9/16/11	0.40 to 0.43	25,000,000	24,941,992
Toyota Motor Credit Corp.
4/12/11 to 6/14/11	0.30 to 0.35	28,000,000	27,979,117
UniCredito Italiano Bank (Ireland) PLC
4/6/11	0.42	59,000,000	58,975,220

	Yield (a)	Principal Amount	Value
Verizon Communications, Inc.
4/13/11	0.46% (d)	$ 34,000,000	$ 34,000,000
Westpac Banking Corp.
4/19/11 to 10/7/11	0.30 to 0.45 (d)	163,000,000	162,946,375
Xerox Corp.
3/2/11	0.70	12,000,000	11,999,767
TOTAL COMMERCIAL PAPER			1,455,442,895
U.S. Government and Government Agency Obligations - 0.1%

Other Government Related - 0.1%
General Electric Capital Corp. (FDIC Guaranteed)
3/11/11	0.46 (c)	10,500,000	10,503,826
Federal Agencies - 1.3%

Freddie Mac - 1.3%
8/10/12	0.22 (d)	100,000,000	99,927,084
U.S. Treasury Obligations - 6.9%

U.S. Treasury Bills - 4.3%
5/19/11 to 6/30/11	0.13 to 0.23	325,000,000	324,827,032
U.S. Treasury Notes - 2.6%
7/31/11 to 11/15/11	0.24 to 0.31	191,000,000	192,827,963
TOTAL U.S. TREASURY OBLIGATIONS			517,654,995
Medium-Term Notes - 6.0%

BP Capital Markets PLC
4/11/11	0.44 (d)	21,084,000	21,084,000
Commonwealth Bank of Australia
2/10/12	0.36 (b)(d)	23,000,000	23,000,000
Metropolitan Life Global Funding I
6/6/11	2.05 (b)(d)	28,500,000	28,524,140
Metropolitan Life Insurance Co.
5/31/11	0.60 (d)(g)	5,000,000	5,000,000
Royal Bank of Canada
2/15/12 to 3/1/12	0.30 to 0.71 (b)(d)	158,750,000	158,750,000
2/6/12	0.31 (d)	71,000,000	70,966,729
Westpac Banking Corp.
10/23/11 to 3/15/12	0.32 to 0.35 (b)(d)	136,000,000	136,000,000
TOTAL MEDIUM-TERM NOTES			443,324,869
Asset-Backed Securities - 0.4%
	Yield (a)	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2011-1
2/21/12	0.38% (b)	$ 28,000,000	$ 28,000,000
Municipal Securities - 1.1%

District of Columbia Rev. (World Wildlife Fund Proj.) Series 2010, LOC JPMorgan Chase Bank, VRDN
3/7/11	0.25 (d)	11,015,000	11,015,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, LOC JPMorgan Chase Bank, VRDN
3/7/11	0.28 (d)	19,245,000	19,245,000
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
3/7/11	0.26 (d)	6,000,000	6,000,000
Lower Merion School District Series 2009 B, LOC U.S. Bank NA, Minnesota, VRDN
3/7/11	0.24 (d)	4,100,000	4,100,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, LOC Bank of America NA, VRDN
3/7/11	0.28 (d)	15,000,000	15,000,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-89, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
3/7/11	0.24 (d)(e)	10,830,000	10,830,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, LOC Fannie Mae, VRDN
3/7/11	0.24 (d)	4,000,000	4,000,000
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, LOC JPMorgan Chase Bank, VRDN
3/7/11	0.26 (d)	11,000,000	11,000,000
TOTAL MUNICIPAL SECURITIES		81,190,000
Repurchase Agreements - 22.1%
	Maturity Amount
In a joint trading account at 0.22% dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	$ 234,953,431	234,952,000
With:
Banc of America Securities LLC at 0.83%, dated 10/28/10 due 4/4/11 (Collateralized by Corporate Obligations valued at $51,841,195, 0.39% - 9.3%, 1/1/16 - 6/15/39) (d)(f)	48,399,251	48,000,000
Barclays Capital, Inc. at:
0.38%, dated 2/25/11 due 3/4/11 (Collateralized by Equity Securities valued at $25,921,112)	24,001,773	24,000,000
0.4%, dated 2/28/11 due 3/7/11 (Collateralized by Equity Securities valued at $25,920,299)	24,001,867	24,000,000

	Maturity Amount	Value
0.42%, dated:
2/3/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $7,352,230, 4%, 11/25/36)	$ 7,002,613	$ 7,000,000
2/15/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $7,351,201, 4%, 11/25/36)	7,002,450	7,000,000
1%, dated:
8/24/10 due 6/3/11 (Collateralized by Mortgage Loan Obligations valued at $24,276,788, 4%, 11/25/36)	23,233,194	23,000,000
9/9/10 due 6/3/11 (Collateralized by Mortgage Loan Obligations valued at $24,266,055, 4%, 11/25/36)	23,232,556	23,000,000
10/13/10 due 6/3/11 (Collateralized by Corporate Obligations valued at $16,262,551, 4.5%, 11/15/16)	15,151,250	15,000,000
BNP Paribas Securities Corp. at 0.29%, dated 2/28/11 due 3/1/11 (Collateralized by Corporate Obligations valued at $29,400,237, 6%, 1/17/17)	28,000,226	28,000,000
Citigroup Global Markets, Inc. at 0.58%, dated 2/28/11 due 3/1/11 (Collateralized by Corporate Obligations valued at $1,080,018, 1.7%, 1/25/19)	1,000,016	1,000,000
Credit Suisse Securities (USA) LLC at 0.31%, dated 2/28/11 due 3/1/11 (Collateralized by Equity Securities valued at $230,048,581)	213,001,834	213,000,000
Deutsche Bank Securities, Inc. at:
0.23%, dated 10/26/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $22,458,065, 2.68% - 5%, 8/1/35 - 6/1/40)	22,025,441	22,000,000
0.24%, dated 11/15/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $21,435,137, 2.68%, 8/1/35)	21,025,480	21,000,000
0.25%, dated:
9/28/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $38,801,453, 4.5% - 5.2%, 2/1/38 - 9/1/39)	38,047,764	38,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
12/1/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $20,412,750, 4% - 5.5%, 1/1/25 - 6/1/38)	$ 20,025,972	$ 20,000,000
2/23/11 due 3/2/11 (Collateralized by Commercial Paper Obligations valued at $9,270,395, 3/9/11)	9,000,438	9,000,000
0.38%, dated 2/28/11 due 3/1/11 (Collateralized by Equity Securities valued at $129,601,370)	120,001,267	120,000,000
0.4%, dated 1/28/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $12,964,608, 0.41% - 7.65%, 8/15/16 - 3/25/47)	12,012,667	12,000,000
0.41%, dated:
1/19/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $12,966,052, 0.39% - 6.85%, 11/15/14 - 3/25/47)	12,012,300	12,000,000
2/7/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $6,305,757, 1.13% - 7.41%, 11/12/13 - 6/28/47)	6,006,218	6,000,000
2/17/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $6,331,922, 0.46% - 5.76%, 5/12/17 - 6/10/46)	6,006,150	6,000,000
2/25/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $12,820,144, 0.35% - 9.25%, 9/14/12 - 3/25/47)	12,012,300	12,000,000
0.42%, dated:
12/7/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $11,905,976, 0.39% - 9.88%, 3/1/12 - 1/15/67)	11,011,550	11,000,000
12/30/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $10,084,009, 0.51% - 7.98%, 2/15/17 - 4/5/56)	9,009,450	9,000,000
Goldman Sachs & Co. at 0.28%, dated 2/23/11 due 3/2/11 (Collateralized by Commercial Paper Obligations valued at $18,540,866, 5/23/11)	18,000,980	18,000,000

	Maturity Amount	Value
ING Financial Markets LLC at:
0.22%, dated 1/24/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $14,284,277, 5.5% - 6%, 11/1/36 - 4/1/37)	$ 14,010,267	$ 14,000,000
0.24%, dated:
10/18/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $11,230,956, 4.5% - 5.5%, 4/1/33 - 1/1/41)	11,013,347	11,000,000
10/25/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $10,208,937, 6%, 7/1/39)	10,012,133	10,000,000
11/15/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $5,103,824, 4% - 5.5%, 3/1/37 - 12/1/40)	5,005,967	5,000,000
0.25%, dated 10/1/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $11,232,500, 4.5% - 5%, 11/1/33 - 8/1/35)	11,013,903	11,000,000
0.28%, dated 9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $6,129,016, 4% - 5%, 4/1/40 - 12/1/40)	6,008,400	6,000,000
0.36%, dated:
2/7/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $9,455,950, 5% - 6.35%, 2/15/12 - 9/15/38)	9,002,700	9,000,000
2/22/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $4,205,352, 5.13% - 6.38%, 10/15/11 - 8/15/15)	4,001,200	4,000,000
J.P. Morgan Clearing Corp. at:
0.47%, dated 2/17/11 due 3/22/11 (Collateralized by Equity Securities valued at $36,962,331)	34,014,648	34,000,000
0.61%, dated 1/25/11 due 4/25/11 (Collateralized by Equity Securities valued at $8,700,818)	8,012,200	8,000,000
0.7%, dated 10/27/10 due 4/25/11 (Collateralized by Equity Securities valued at $8,716,790)	8,028,000	8,000,000
0.75%, dated:
9/7/10 due 3/7/11 (Collateralized by Equity Securities valued at $20,727,498)	19,071,646	19,000,000
1/31/11 due 7/27/11 (Collateralized by Corporate Obligations valued at $39,154,628, 4.5%, 11/15/29)	36,132,750	36,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
J.P. Morgan Securities, Inc. at:
0.27%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $16,480,125, 5.83% - 6.93%, 4/15/32 - 5/15/40)	$ 16,000,120	$ 16,000,000
0.38%, dated 2/28/11 due 3/1/11 (Collateralized by Corporate Obligations valued at $91,355,354, 1.75% - 9.95%, 3/1/14 - 3/1/41)	87,000,918	87,000,000
0.68%, dated 2/28/11 due 3/1/11 (Collateralized by Mortgage Loan Obligations valued at $151,201,513, 0.41% - 5.75%, 10/18/30 - 4/25/47)	140,002,644	140,000,000
0.73%, dated 9/28/10 due 3/25/11 (Collateralized by Corporate Obligations valued at $11,920,834, 7% - 11.25%, 6/1/17 - 10/15/20)	11,039,704	11,000,000
0.75%, dated 10/12/10 due 4/11/11 (Collateralized by Corporate Obligations valued at $14,084,462, 3.75%, 10/1/14)	13,049,021	13,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.73%, dated 11/19/10 due 4/4/11 (Collateralized by Corporate Obligations valued at $17,850,363, 1.63%, 4/15/13) (d)(f)	17,123,306	17,000,000
0.78%, dated 1/31/11 due 4/4/11 (Collateralized by Corporate Obligations valued at $37,033,216, 1.63%, 4/15/13) (d)(f)	35,131,075	35,000,000
1%, dated 1/5/11 due 4/4/11 (Collateralized by Mortgage Loan Obligations valued at $18,360,510, 5.75%, 6/25/37)	17,171,889	17,000,000
Mizuho Securities USA, Inc. at:
0.33%, dated 2/28/11 due 3/1/11 (Collateralized by Corporate Obligations valued at $7,350,068, 7.12%, 7/15/46)	7,000,064	7,000,000
0.44%, dated:
2/3/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $3,185,603, 3% - 5.4%, 2/15/12 - 6/15/33)	3,001,173	3,000,000
2/9/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $3,189,121, 1.5% - 5.25%, 3/15/14 - 12/15/37)	3,000,953	3,000,000

	Maturity Amount	Value
2/10/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $3,193,824, 3.25% - 6.4%, 11/1/11 - 12/15/35)	$ 3,000,917	$ 3,000,000
2/14/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $3,150,579, 3.25% - 3.88%, 11/15/11 - 5/1/14)	3,001,137	3,000,000
2/17/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $3,150,463, 2.5% - 7.63%, 11/1/11 - 8/15/26)	3,001,027	3,000,000
0.5%, dated 1/24/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $7,361,683, 2.5% - 7.75%, 2/15/12 - 12/15/36)	7,006,806	7,000,000
RBC Capital Markets Co. at:
0.25%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $10,300,072, 0%, 5/1/37 - 5/1/40)	10,000,069	10,000,000
0.4%, dated 1/5/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $8,511,029, 0.41% - 3.13%, 3/1/13 - 4/14/15)	8,008,000	8,000,000
0.46%, dated 2/2/11 due 3/3/11 (Collateralized by Corporate Obligations valued at $12,986,779, 0.73% - 0.78%, 8/25/35 - 10/25/35)	12,004,447	12,000,000
RBC Capital Markets Corp. at 0.24%, dated 12/1/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $11,226,732, 4.21% - 4.81%, 8/1/15 - 5/1/38)	11,006,600	11,000,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $10,210,226, 2.57% - 5.77%, 8/1/30 - 7/1/38)	10,012,500	10,000,000
0.61%, dated 2/17/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $28,087,997, 0.75% - 6.83%, 10/15/21 - 8/28/47)	26,014,538	26,000,000
0.76%, dated 8/5/10 due 4/4/11 (Collateralized by Mortgage Loan Obligations valued at $24,840,098, 4.56% - 4.74%, 5/25/35 - 10/25/35) (d)(f)	23,178,101	23,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
RBS Securities, Inc. at:
Royal Bank of Scotland PLC at 0.61%, dated 2/18/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $12,964,052, 0.61% - 5.51%, 8/11/16 - 10/26/52)	$ 12,006,507	$ 12,000,000
UBS Securities LLC at:
0.41%, dated 2/25/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $7,350,335, 1.75% - 6.4%, 12/1/13 - 5/15/38)	7,007,175	7,000,000
0.48%, dated 12/13/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $7,567,863, 2.88% - 10.5%, 6/1/13 - 3/15/25)	7,008,493	7,000,000
Wells Fargo Securities, LLC at:
0.25%, dated 10/21/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $5,116,971, 4%, 2/1/26)	5,006,250	5,000,000
0.36%, dated 1/11/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $9,614,573, 5.25%, 2/1/41)	9,008,100	9,000,000
TOTAL REPURCHASE AGREEMENTS		1,643,952,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $7,686,987,197)		7,686,987,197
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(231,894,755)
NET ASSETS - 100%		$ 7,455,092,442
Security Type Abbreviations
VRDN VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,274,140 or 5.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $10,503,826 or 0.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Metropolitan Life Insurance Co. 0.6%, 5/31/11	3/26/02	$ 5,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$234,952,000 due 3/01/11 at 0.22%
Bank of America NA	$ 144,602,658
Citibank NA	2,780,820
Citigroup Global Markets, Inc.	22,246,563
Deutsche Bank Securities, Inc.	9,483,087
J.P. Morgan Securities, Inc.	5,561,641
RBS Securities, Inc.	11,123,281
UBS Securities LLC	18,353,414
Wells Fargo Securities LLC	20,800,536
$ 234,952,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $74,167 all of which will expire in fiscal 2019. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including repurchase agreements of $1,643,952,000) - See accompanying schedule: Unaffiliated issuers (cost $7,686,987,197)		$ 7,686,987,197
Cash		14,528
Receivable for fund shares sold		29,780,978
Interest receivable		4,314,384
Prepaid expenses		14,042
Total assets		7,721,111,129

Liabilities
Payable for investments purchased	$ 229,929,404
Payable for fund shares redeemed	34,127,988
Distributions payable	41,916
Accrued management fee	1,073,242
Other affiliated payables	794,433
Other payables and accrued expenses	51,704
Total liabilities		266,018,687

Net Assets		$ 7,455,092,442
Net Assets consist of:
Paid in capital		$ 7,454,828,805
Accumulated undistributed net realized gain (loss) on investments		263,637
Net Assets, for 7,453,804,803 shares outstanding		$ 7,455,092,442
Net Asset Value, offering price and redemption price per share ($7,455,092,442 ÷ 7,453,804,803 shares)		$ 1.00

Statement of Operations

	Year ended February 28, 2011

Investment Income
Interest		$ 31,447,099

Expenses
Management fee	$ 12,978,092
Transfer agent fees	8,737,245
Accounting fees and expenses	618,841
Custodian fees and expenses	123,791
Independent trustees' compensation	27,762
Registration fees	140,465
Audit	49,710
Legal	26,326
Interest	884
Miscellaneous	61,953
Total expenses before reductions	22,765,069
Expense reductions	(62)	22,765,007
Net investment income (loss)		8,682,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(74,167)
Net increase in net assets resulting from operations		$ 8,607,925

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,682,092	$ 38,169,251
Net realized gain (loss)	(74,167)	345,210
Net increase in net assets resulting from operations	8,607,925	38,514,461
Distributions to shareholders from net investment income	(8,682,318)	(38,327,796)
Distributions to shareholders from net realized gain	(444,430)	-
Total distributions	(9,126,748)	(38,327,796)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,298,435,738	8,114,674,653
Reinvestment of distributions	8,306,129	35,345,944
Cost of shares redeemed	(6,610,580,242)	(8,343,570,875)
Net increase (decrease) in net assets and shares resulting from share transactions	(303,838,375)	(193,550,278)
Total increase (decrease) in net assets	(304,357,198)	(193,363,613)

Net Assets
Beginning of period	7,759,449,640	7,952,813,253
End of period	$ 7,455,092,442	$ 7,759,449,640

Financial Highlights

Years ended February 28,	2011	2010	2009	2008 C	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.005	.025	.049	.049
Distributions from net investment income	(.001)	(.005)	(.025)	(.049)	(.049)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.001)	(.005)	(.025)	(.049)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.12%	.47%	2.49%	5.01%	4.97%
Ratios to Average Net Assets B
Expenses before reductions	.31%	.33%	.33%	.36%	.39%
Expenses net of fee waivers, if any	.31%	.33%	.33%	.36%	.39%
Expenses net of all reductions	.31%	.33%	.33%	.36%	.38%
Net investment income (loss)	.12%	.47%	2.44%	4.82%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,455,092	$ 7,759,450	$ 7,952,813	$ 7,178,195	$ 2,567,640

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C For the year ended February 29.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -
Tax Cost	$ 7,686,987,197

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 338,414
Capital loss carryforward	$ (74,167)

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 28, 2011	February 28, 2010
Ordinary Income	$ 9,126,748	$ 38,327,796

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $18,591,378. The weighted average interest rate was .05% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $4,345,857 or an annual rate of .06% of the Fund's average net assets. For the period, the Fund's total annual management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

Annual Report

Notes to Financial Statements - continued

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio (a fund of Fidelity Fixed-Income Trust) at February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. Curvey oversees 409 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 5.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,072,155 of distributions paid during the period January 1, 2011 to February 28, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Select Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Select Money Market Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

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(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

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Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

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Spartan® Short-Term Treasury Bond Index Fund
Spartan Intermediate Treasury Bond Index Fund
Spartan Long-Term Treasury Bond Index Fund

Annual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Short-Term Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	<Click Here>	Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Management's Discussion of Fund Performance

Market Recap: Due entirely to a strong first-half showing, U.S. taxable investment-grade bonds generated positive results during the 12-month period ending February 28, 2011, as evidenced by the 4.93% return of the Barclays Capital® U.S. Aggregate Bond Index. Early in the period, bonds performed reasonably well amid ultra-low interest rates, subdued inflation and lackluster economic growth. But from November 2010 through period end, better-than-expected economic data and worries about the prospects for rising inflation and higher interest rates cooled investors' appetite for bonds. Against this backdrop, sectors with higher yields and more credit risk registered the strongest returns. Commercial mortgage-backed securities gained 16.10% for the year, while corporate bonds, aided partly by improving corporate profitability, rose 7.37%. Asset-backed securities, somewhat hamstrung by accounting and regulatory changes, returned 4.27%. In contrast, bonds with less perceived credit risk generally underperformed due to comparatively slack demand and, more recently, interest rate worries. Residential mortgage-backed securities modestly lagged, returning 4.12%, as mortgage refinancing activity increased. U.S. Treasury and government agency securities gained 3.71% and 2.96%, respectively.

Comments from Curtis Hollingsworth, Portfolio Manager of Spartan® Treasury Bond Index Funds: For the 12 months ending February 28, 2011, the Investor and Fidelity Advantage® Classes of Spartan Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index and Spartan Long-Term Treasury Bond Index funds performed roughly in line with their respective Barclays Capital benchmarks. (For specific portfolio results, please refer to the performance sections of this shareholder update.) U.S. Treasuries posted very strong gains in the first half of the period, bolstered by a favorable interest rate backdrop, low inflation and strong investor demand. But in the second half, Treasuries experienced a significant sell-off amid prospects of stronger U.S. economic growth and increased risk of inflation. In choosing investments for the portfolios, I used a method known as "stratified sampling," which allows me to create portfolios that generally match the characteristics of their respective Barclays Capital indices - including maturity, duration and key rate durations - without purchasing all the securities in each benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 995.70	$ .99
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 996.20	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 963.30	$ .97
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 963.70	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 893.40	$ .94
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 893.80	$ .47
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Life of fund A
Spartan® Short-Term Treasury Bond Index Fund - Investor Class	2.26%	4.67%	4.53%
Fidelity Advantage® Class	2.36%	4.77%	4.64%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Short-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. 1-5 Year Treasury Bond Index performed over the same period.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	14.1	8.1
1 - 1.99%	36.7	41.5
2 - 2.99%	25.3	22.0
3 - 3.99%	9.8	11.4
4 - 4.99%	13.7	16.3
10% and over	0.4	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2011
6 months ago
Years	2.7	2.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	2.5	2.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Treasury Obligations 99.2%	U.S. Treasury Obligations 99.0%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 1.0%

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
10.625% 8/15/15	$ 514,000	$ 708,356
11.25% 2/15/15	1,395,000	1,912,785
U.S. Treasury Notes:
0.375% 8/31/12	8,418,000	8,408,462
0.375% 9/30/12	8,765,000	8,748,907
0.5% 11/30/12	3,650,000	3,645,153
0.5% 10/15/13	5,012,000	4,949,350
0.5% 11/15/13	6,981,000	6,883,378
0.625% 6/30/12	9,550,000	9,580,942
0.625% 7/31/12	8,964,000	8,991,340
0.625% 12/31/12	7,875,000	7,875,614
0.625% 1/31/13	8,471,000	8,466,697
0.75% 5/31/12	10,228,000	10,278,322
0.75% 8/15/13	6,280,000	6,258,409
0.75% 9/15/13	6,115,000	6,086,333
0.75% 12/15/13	4,788,000	4,746,105
1% 3/31/12	10,750,000	10,828,475
1% 4/30/12	10,317,000	10,395,616
1% 7/15/13	8,267,000	8,294,777
1% 1/15/14	7,326,000	7,302,535
1.125% 12/15/12	9,267,000	9,352,071
1.125% 6/15/13	7,078,000	7,127,192
1.25% 2/15/14	2,555,000	2,561,388
1.25% 8/31/15	7,987,000	7,759,243
1.25% 9/30/15	7,993,000	7,748,214
1.25% 10/31/15	8,151,000	7,882,270
1.375% 3/15/12	5,741,000	5,803,795
1.375% 4/15/12	6,152,000	6,223,615
1.375% 5/15/12	7,888,000	7,985,369
1.375% 9/15/12	8,073,000	8,183,059
1.375% 10/15/12	9,254,000	9,380,521
1.375% 11/15/12	10,226,000	10,365,810
1.375% 1/15/13	9,330,000	9,458,288
1.375% 2/15/13	9,467,000	9,596,064
1.375% 3/15/13	8,590,000	8,706,137
1.375% 5/15/13	8,177,000	8,283,710
1.375% 11/30/15	7,991,000	7,754,394
1.5% 7/15/12	6,910,000	7,016,082
1.5% 12/31/13	6,542,000	6,617,128
1.75% 8/15/12	7,406,000	7,547,469
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 4/15/13	$ 8,535,000	$ 8,716,369
1.75% 1/31/14	6,279,000	6,393,297
1.75% 3/31/14	6,462,000	6,569,024
1.75% 7/31/15	7,033,000	6,999,453
1.875% 6/15/12	6,143,000	6,262,021
1.875% 2/28/14	5,610,000	5,727,462
1.875% 4/30/14	6,783,000	6,916,544
1.875% 6/30/15	7,348,000	7,364,651
2% 11/30/13	6,633,000	6,805,047
2% 1/31/16	8,152,000	8,113,783
2.125% 11/30/14	9,633,000	9,837,701
2.125% 5/31/15	8,187,000	8,304,074
2.125% 12/31/15	8,420,000	8,443,677
2.125% 2/29/16	8,471,000	8,467,027
2.25% 5/31/14	6,599,000	6,801,094
2.25% 1/31/15	9,133,000	9,350,621
2.375% 8/31/14	9,219,000	9,516,460
2.375% 9/30/14	9,109,000	9,399,349
2.375% 10/31/14	9,164,000	9,447,516
2.375% 2/28/15	9,933,000	10,206,952
2.5% 3/31/13	4,132,000	4,285,661
2.5% 3/31/15	9,607,000	9,915,481
2.5% 4/30/15	9,386,000	9,674,178
2.625% 6/30/14	7,072,000	7,370,354
2.625% 7/31/14	8,007,000	8,342,918
2.625% 12/31/14	9,393,000	9,758,444
2.625% 2/29/16	3,675,000	3,761,135
2.75% 2/28/13	3,694,000	3,846,666
2.75% 10/31/13	5,771,000	6,037,459
2.875% 1/31/13	2,922,000	3,048,809
3.125% 4/30/13	4,749,000	4,993,868
3.125% 8/31/13	5,089,000	5,372,076
3.125% 9/30/13	5,854,000	6,180,085
3.375% 11/30/12	20,278,000	21,280,805
3.375% 6/30/13	4,818,000	5,104,445
3.375% 7/31/13	4,732,000	5,021,466
3.5% 5/31/13	4,449,000	4,721,501
3.625% 12/31/12	3,583,000	3,781,745
3.625% 5/15/13	2,472,000	2,629,012
3.875% 10/31/12	2,887,000	3,048,718
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.875% 2/15/13	$ 3,845,000	$ 4,089,069
4% 11/15/12	4,130,000	4,372,154
4% 2/15/14	6,195,000	6,719,642
4% 2/15/15	6,648,000	7,260,341
4.125% 5/15/15	5,453,000	5,982,966
4.25% 8/15/13	6,761,000	7,316,673
4.25% 11/15/13	6,461,000	7,029,872
4.25% 8/15/14	5,310,000	5,833,948
4.25% 11/15/14	5,254,000	5,787,197
4.25% 8/15/15	6,017,000	6,636,564
4.375% 8/15/12	3,522,000	3,725,339
4.5% 3/31/12	3,270,000	3,416,895
4.5% 4/30/12	3,138,000	3,289,873
4.5% 11/15/15	4,820,000	5,369,027
4.5% 2/15/16	3,328,000	3,707,339
4.625% 7/31/12	3,382,000	3,583,730
4.75% 5/31/12	2,832,000	2,987,429
4.75% 5/15/14	5,870,000	6,524,869
4.875% 6/30/12	2,783,000	2,949,546
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $666,254,648)	674,112,796
NET OTHER ASSETS (LIABILITIES) - 0.8%	5,646,561
NET ASSETS - 100%	$ 679,759,357
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $666,254,648)		$ 674,112,796
Cash		463,856
Receivable for investments sold		26,165,279
Receivable for fund shares sold		1,132,809
Interest receivable		2,792,816
Total assets		704,667,556

Liabilities
Payable for investments purchased	$ 22,994,180
Payable for fund shares redeemed	1,755,720
Distributions payable	80,597
Accrued management fee	56,596
Other affiliated payables	21,106
Total liabilities		24,908,199

Net Assets		$ 679,759,357
Net Assets consist of:
Paid in capital		$ 670,781,251
Distributions in excess of net investment income		(121,534)
Accumulated undistributed net realized gain (loss) on investments		1,241,492
Net unrealized appreciation (depreciation) on investments		7,858,148
Net Assets		$ 679,759,357

Investor Class: Net Asset Value, offering price and redemption price per share ($254,081,188 ÷ 24,230,527 shares)		$ 10.49

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($425,678,169 ÷ 40,593,488 shares)		$ 10.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2011

Investment Income
Interest		$ 10,798,466

Expenses
Management fee	$ 676,657
Transfer agent fees	245,155
Independent trustees' compensation	2,457
Miscellaneous	2,454
Total expenses before reductions	926,723
Expense reductions	(6)	926,717
Net investment income (loss)		9,871,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,976,264
Change in net unrealized appreciation (depreciation) on investment securities		855,045
Net gain (loss)		4,831,309
Net increase (decrease) in net assets resulting from operations		$ 14,703,058

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,871,749	$ 8,550,119
Net realized gain (loss)	3,976,264	8,671,408
Change in net unrealized appreciation (depreciation)	855,045	(5,968,885)
Net increase (decrease) in net assets resulting from operations	14,703,058	11,252,642
Distributions to shareholders from net investment income	(10,127,773)	(8,711,875)
Distributions to shareholders from net realized gain	(2,766,178)	(12,389,770)
Total distributions	(12,893,951)	(21,101,645)
Share transactions - net increase (decrease)	139,229,206	(14,131,869)
Total increase (decrease) in net assets	141,038,313	(23,980,872)

Net Assets
Beginning of period	538,721,044	562,701,916
End of period (including distributions in excess of net investment income of $121,534 and undistributed net investment income of $154,019, respectively)	$ 679,759,357	$ 538,721,044

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Income from Investment Operations
Net investment income (loss) B	.147	.167	.285	.433	.457
Net realized and unrealized gain (loss)	.088	.058	.141	.579	(.003)
Total from investment operations	.235	.225	.426	1.012	.454
Distributions from net investment income	(.152)	(.170)	(.301)	(.407)	(.394)
Distributions from net realized gain	(.043)	(.245)	(.085)	(.025)	-
Total distributions	(.195)	(.415)	(.386)	(.432)	(.394)
Net asset value, end of period	$ 10.49	$ 10.45	$ 10.64	$ 10.60	$ 10.02
Total Return A	2.26%	2.17%	4.11%	10.38%	4.65%
Ratios to Average Net Assets C
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.40%	1.59%	2.70%	4.24%	4.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254,081	$ 204,496	$ 223,533	$ 129,158	$ 26,670
Portfolio turnover rate	62%	138%	116%	110%	123%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Income from Investment Operations
Net investment income (loss) B	.157	.177	.295	.441	.465
Net realized and unrealized gain (loss)	.088	.059	.141	.581	(.001)
Total from investment operations	.245	.236	.436	1.022	.464
Distributions from net investment income	(.162)	(.181)	(.311)	(.417)	(.404)
Distributions from net realized gain	(.043)	(.245)	(.085)	(.025)	-
Total distributions	(.205)	(.426)	(.396)	(.442)	(.404)
Net asset value, end of period	$ 10.49	$ 10.45	$ 10.64	$ 10.60	$ 10.02
Total Return A	2.36%	2.27%	4.22%	10.49%	4.75%
Ratios to Average Net Assets C
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.50%	1.69%	2.80%	4.34%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,678	$ 334,225	$ 339,169	$ 242,608	$ 152,046
Portfolio turnover rate	62%	138%	116%	110%	123%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Life of fund A
Spartan Intermediate Treasury Bond Index Fund - Investor Class	5.64%	6.37%	6.09%
Fidelity Advantage Class	5.74%	6.47%	6.20%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Intermediate Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 5-10 Year Treasury Bond Index performed over the same period.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	5.6	1.3
2 - 2.99%	27.6	18.1
3 - 3.99%	47.2	53.8
4 - 4.99%	9.4	14.3
5 - 5.99%	1.2	1.4
7 - 7.99%	2.7	2.4
8 - 8.99%	4.9	6.1
9 - 9.99%	0.8	1.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2011
6 months ago
Years	7.2	7.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	6.4	6.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Treasury Obligations 98.9%	U.S. Treasury Obligations 98.9%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.1%

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 18,219,000	$ 22,783,716
7.5% 11/15/16	13,845,000	17,643,722
7.875% 2/15/21	8,862,000	12,265,557
8.125% 8/15/19	12,639,000	17,434,906
8.5% 2/15/20	5,778,000	8,196,185
8.75% 5/15/17	11,637,000	15,822,689
8.75% 5/15/20	6,082,000	8,774,708
8.75% 8/15/20	11,398,000	16,505,729
8.875% 8/15/17	8,680,000	11,940,425
8.875% 2/15/19	10,328,000	14,703,684
9% 11/15/18	5,011,000	7,150,461
9.125% 5/15/18	5,361,000	7,602,568
U.S. Treasury Notes:
1.875% 8/31/17	38,163,000	36,302,554
1.875% 9/30/17	35,986,000	34,152,945
1.875% 10/31/17	38,206,000	36,188,265
2.25% 11/30/17	34,224,000	33,154,500
2.375% 3/31/16	24,285,000	24,524,062
2.375% 7/31/17	34,918,000	34,328,759
2.5% 6/30/17	30,763,000	30,532,278
2.625% 4/30/16	20,929,000	21,360,661
2.625% 1/31/18	38,518,000	38,081,668
2.625% 8/15/20	81,354,000	76,447,378
2.625% 11/15/20	87,662,000	81,998,246
2.75% 11/30/16	35,471,000	36,080,676
2.75% 5/31/17	32,464,000	32,758,189
2.75% 12/31/17	36,628,000	36,567,893
2.75% 2/28/18	16,312,000	16,227,895
2.75% 2/15/19	69,065,000	67,689,087
3% 8/31/16	31,095,000	32,171,167
3% 9/30/16	34,200,000	35,346,247
3% 2/28/17	30,753,000	31,598,708
3.125% 10/31/16	36,650,000	38,070,188
3.125% 1/31/17	36,251,000	37,531,095
3.125% 4/30/17	30,446,000	31,425,996
3.125% 5/15/19	68,730,000	68,939,420
3.25% 5/31/16	22,293,000	23,419,844
3.25% 6/30/16	24,322,000	25,536,203
3.25% 7/31/16	28,418,000	29,810,027
3.25% 12/31/16	31,166,000	32,507,603
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.25% 3/31/17	$ 32,924,000	$ 34,261,538
3.375% 11/15/19	83,411,000	84,551,395
3.5% 2/15/18	37,010,000	38,675,450
3.5% 5/15/20	81,578,000	82,890,590
3.625% 8/15/19	62,152,000	64,463,309
3.625% 2/15/20	83,769,000	86,242,781
3.625% 2/15/21	31,877,000	32,429,875
3.75% 11/15/18	61,486,000	64,886,914
3.875% 5/15/18	29,570,000	31,584,456
4% 8/15/18	33,455,000	35,964,125
4.25% 11/15/17	22,475,000	24,603,113
4.5% 5/15/17	18,855,000	20,964,403
4.625% 11/15/16	24,380,000	27,324,641
4.625% 2/15/17	20,246,000	22,670,782
4.75% 8/15/17	23,655,000	26,646,979
4.875% 8/15/16	20,023,000	22,705,762
5.125% 5/15/16	19,991,000	22,895,932
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,883,765,540)		1,907,337,949
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $13,056,000)	$ 13,056,076	13,056,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,896,821,540)		1,920,393,949
NET OTHER ASSETS (LIABILITIES) - 0.4%		7,980,709
NET ASSETS - 100%		$ 1,928,374,658
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,056,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 1,091,157
Bank of America NA	969,918
Barclays Capital, Inc.	540,123
Credit Agricole Securities (USA), Inc.	484,959
Deutsche Bank Securities, Inc.	556,469
Goldman, Sachs & Co.	121,240
HSBC Securities (USA), Inc.	1,454,876
ING Financial Markets LLC	897,174
J.P. Morgan Securities, Inc.	1,454,876
Merrill Lynch Government Securities, Inc.	436,463
Merrill Lynch, Pierce, Fenner & Smith, Inc.	669,567
Mizuho Securities USA, Inc.	2,667,273
RBC Capital Markets Corp.	121,240
Societe Generale, New York Branch	969,918
Wells Fargo Securities LLC	620,747
$ 13,056,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including repurchase agreements of $13,056,000) - See accompanying schedule: Unaffiliated issuers (cost $1,896,821,540)		$ 1,920,393,949
Cash		229
Receivable for investments sold		62,963,110
Receivable for fund shares sold		21,861,358
Interest receivable		11,470,886
Total assets		2,016,689,532

Liabilities
Payable for investments purchased	$ 86,657,574
Payable for fund shares redeemed	1,274,422
Distributions payable	96,618
Accrued management fee	157,048
Other affiliated payables	129,212
Total liabilities		88,314,874

Net Assets		$ 1,928,374,658
Net Assets consist of:
Paid in capital		$ 1,901,028,238
Undistributed net investment income		1,497,741
Accumulated undistributed net realized gain (loss) on investments		2,276,270
Net unrealized appreciation (depreciation) on investments		23,572,409
Net Assets		$ 1,928,374,658

Investor Class: Net Asset Value, offering price and redemption price per share ($1,589,270,985 ÷ 149,788,678 shares)		$ 10.61

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($339,103,673 ÷ 31,959,523 shares)		$ 10.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2011

Investment Income
Interest		$ 52,478,307

Expenses
Management fee	$ 1,734,744
Transfer agent fees	1,435,542
Independent trustees' compensation	6,266
Miscellaneous	6,287
Total expenses before reductions	3,182,839
Expense reductions	(8)	3,182,831
Net investment income (loss)		49,295,476
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		23,062,076
Change in net unrealized appreciation (depreciation) on investment securities		6,070,630
Net gain (loss)		29,132,706
Net increase (decrease) in net assets resulting from operations		$ 78,428,182

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,295,476	$ 46,783,359
Net realized gain (loss)	23,062,076	42,448,846
Change in net unrealized appreciation (depreciation)	6,070,630	(66,383,544)
Net increase (decrease) in net assets resulting from operations	78,428,182	22,848,661
Distributions to shareholders from net investment income	(50,605,811)	(46,628,619)
Distributions to shareholders from net realized gain	(20,081,543)	(53,868,603)
Total distributions	(70,687,354)	(100,497,222)
Share transactions - net increase (decrease)	455,685,352	(56,153,577)
Total increase (decrease) in net assets	463,426,180	(133,802,138)

Net Assets
Beginning of period	1,464,948,478	1,598,750,616
End of period (including undistributed net investment income of $1,497,741 and undistributed net investment income of $2,912,192, respectively)	$ 1,928,374,658	$ 1,464,948,478

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Income from Investment Operations
Net investment income (loss) B	.305	.328	.382	.440	.432
Net realized and unrealized gain (loss)	.282	(.170)	.319	.850	.055
Total from investment operations	.587	.158	.701	1.290	.487
Distributions from net investment income	(.314)	(.328)	(.376)	(.420)	(.417)
Distributions from net realized gain	(.123)	(.390)	(.145)	(.010)	-
Total distributions	(.437)	(.718)	(.521)	(.430)	(.417)
Net asset value, end of period	$ 10.61	$ 10.46	$ 11.02	$ 10.84	$ 9.98
Total Return A	5.64%	1.48%	6.68%	13.32%	5.07%
Ratios to Average Net Assets C
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.83%	3.08%	3.55%	4.35%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,589,271	$ 1,238,550	$ 1,100,136	$ 925,538	$ 610,674
Portfolio turnover rate	45%	114%	89%	85%	100%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Income from Investment Operations
Net investment income (loss) B	.316	.341	.395	.453	.441
Net realized and unrealized gain (loss)	.282	(.173)	.317	.847	.056
Total from investment operations	.598	.168	.712	1.300	.497
Distributions from net investment income	(.325)	(.338)	(.387)	(.430)	(.427)
Distributions from net realized gain	(.123)	(.390)	(.145)	(.010)	-
Total distributions	(.448)	(.728)	(.532)	(.440)	(.427)
Net asset value, end of period	$ 10.61	$ 10.46	$ 11.02	$ 10.84	$ 9.98
Total Return A	5.74%	1.58%	6.79%	13.43%	5.18%
Ratios to Average Net Assets C
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.93%	3.18%	3.65%	4.45%	4.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,104	$ 226,399	$ 498,614	$ 174,647	$ 23,231
Portfolio turnover rate	45%	114%	89%	85%	100%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Life of fund A
Spartan Long-Term Treasury Bond Index Fund - Investor Class	5.50%	5.35%	5.33%
Fidelity Advantage Class	5.60%	5.45%	5.44%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Long-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Long Treasury Index performed over the same period.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2011
	% of fund's investments	% of fund's investments 6 months ago
3 - 3.99%	8.8	5.7
4 - 4.99%	47.9	44.9
5 - 5.99%	9.2	10.2
6 - 6.99%	18.7	20.5
7 - 7.99%	7.9	9.8
8 - 8.99%	6.2	7.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2011
6 months ago
Years	22.6	22.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2011
6 months ago
Years	13.8	14.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
U.S. Treasury Obligations 98.0%	U.S. Treasury Obligations 98.1%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 1.9%

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.0%
	Principal Amount	Value
U.S. Treasury Obligations - 98.0%
U.S. Treasury Bonds:
3.5% 2/15/39	$ 8,244,000	$ 6,931,399
3.875% 8/15/40	14,925,000	13,399,844
4.25% 5/15/39	10,825,000	10,413,986
4.25% 11/15/40	14,600,000	14,002,305
4.375% 2/15/38	5,183,000	5,115,782
4.375% 11/15/39	14,663,000	14,388,069
4.375% 5/15/40	14,335,000	14,050,594
4.5% 2/15/36	8,136,000	8,242,785
4.5% 5/15/38	6,713,000	6,757,051
4.5% 8/15/39	12,304,000	12,338,599
4.625% 2/15/40	14,300,000	14,621,748
4.75% 2/15/37	4,800,000	5,044,502
4.75% 2/15/41	4,869,000	5,076,692
5% 5/15/37	4,745,000	5,175,756
5.25% 11/15/28	3,225,000	3,649,794
5.25% 2/15/29	3,090,000	3,497,494
5.375% 2/15/31	4,856,000	5,578,330
5.5% 8/15/28	2,867,000	3,336,471
6% 2/15/26	3,717,000	4,550,422
6.125% 11/15/27	5,391,000	6,696,636
6.125% 8/15/29	2,503,000	3,123,273
6.25% 8/15/23	6,076,000	7,579,810
6.25% 5/15/30	4,416,000	5,594,520
6.375% 8/15/27	2,068,000	2,632,823
6.5% 11/15/26	2,414,000	3,102,367
6.625% 2/15/27	2,146,000	2,793,824
6.75% 8/15/26	1,955,000	2,570,215
6.875% 8/15/25	3,279,000	4,339,038
7.125% 2/15/23	3,554,000	4,736,259
7.25% 8/15/22	2,827,000	3,794,806
7.5% 11/15/24	2,504,000	3,473,909
7.625% 11/15/22	1,642,000	2,266,730
7.625% 2/15/25	2,730,000	3,832,238
8% 11/15/21	5,905,000	8,286,374
8.125% 5/15/21	2,102,000	2,959,879
8.125% 8/15/21	2,107,000	2,975,480
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $226,229,884)		226,929,804
Cash Equivalents - 1.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $3,014,000)	$ 3,014,018	$ 3,014,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $229,243,884)		229,943,804
NET OTHER ASSETS (LIABILITIES) - 0.7%		1,703,494
NET ASSETS - 100%		$ 231,647,298
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,014,000 due 3/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 251,896
Bank of America NA	223,907
Barclays Capital, Inc.	124,688
Credit Agricole Securities (USA), Inc.	111,954
Deutsche Bank Securities, Inc.	128,462
Goldman, Sachs & Co.	27,988
HSBC Securities (USA), Inc.	335,861
ING Financial Markets LLC	207,114
Repurchase Agreement / Counterparty	Value
J.P. Morgan Securities, Inc.	$ 335,860
Merrill Lynch Government Securities, Inc.	100,758
Merrill Lynch, Pierce, Fenner & Smith, Inc.	154,571
Mizuho Securities USA, Inc.	615,745
RBC Capital Markets Corp.	27,988
Societe Generale, New York Branch	223,907
Wells Fargo Securities LLC	143,301
$ 3,014,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including repurchase agreements of $3,014,000) - See accompanying schedule: Unaffiliated issuers (cost $229,243,884)		$ 229,943,804
Cash		410
Receivable for investments sold		5,071,677
Receivable for fund shares sold		602,719
Interest receivable		1,598,832
Total assets		237,217,442

Liabilities
Payable for investments purchased	$ 5,086,798
Payable for fund shares redeemed	415,826
Distributions payable	37,030
Accrued management fee	19,317
Other affiliated payables	11,173
Total liabilities		5,570,144

Net Assets		$ 231,647,298
Net Assets consist of:
Paid in capital		$ 232,554,020
Undistributed net investment income		799
Accumulated undistributed net realized gain (loss) on investments		(1,607,441)
Net unrealized appreciation (depreciation) on investments		699,920
Net Assets		$ 231,647,298

Investor Class: Net Asset Value, offering price and redemption price per share ($135,321,505 ÷ 13,165,263 shares)		$ 10.28

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($96,325,793 ÷ 9,371,084 shares)		$ 10.28

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2011

Investment Income
Interest		$ 11,936,363

Expenses
Management fee	$ 294,164
Transfer agent fees	185,835
Independent trustees' compensation	1,104
Miscellaneous	1,127
Total expenses before reductions	482,230
Expense reductions	(8)	482,222
Net investment income (loss)		11,454,141
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,119,740
Change in net unrealized appreciation (depreciation) on investment securities		3,422,464
Net gain (loss)		6,542,204
Net increase (decrease) in net assets resulting from operations		$ 17,996,345

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,454,141	$ 8,539,199
Net realized gain (loss)	3,119,740	2,287,255
Change in net unrealized appreciation (depreciation)	3,422,464	(13,244,416)
Net increase (decrease) in net assets resulting from operations	17,996,345	(2,417,962)
Distributions to shareholders from net investment income	(11,338,335)	(8,574,430)
Distributions to shareholders from net realized gain	(2,596,245)	(2,402,671)
Total distributions	(13,934,580)	(10,977,101)
Share transactions - net increase (decrease)	(50,312,271)	51,827,717
Total increase (decrease) in net assets	(46,250,506)	38,432,654

Net Assets
Beginning of period	277,897,804	239,465,150
End of period (including undistributed net investment income of $799 and distributions in excess of net investment income of $71,695, respectively)	$ 231,647,298	$ 277,897,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Income from Investment Operations
Net investment income (loss) B	.416	.408	.428	.447	.455
Net realized and unrealized gain (loss)	.155	(.564)	.439	.565	(.067)
Total from investment operations	.571	(.156)	.867	1.012	.388
Distributions from net investment income	(.411)	(.409)	(.427)	(.452)	(.458)
Distributions from net realized gain	(.110)	(.115)	(.010)	(.020)	-
Total distributions	(.521)	(.524)	(.437)	(.472)	(.458)
Net asset value, end of period	$ 10.28	$ 10.23	$ 10.91	$ 10.48	$ 9.94
Total Return A	5.50%	(1.47)%	8.47%	10.56%	4.09%
Ratios to Average Net Assets C
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	3.85%	3.89%	3.96%	4.47%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,322	$ 175,804	$ 178,354	$ 55,139	$ 9,573
Portfolio turnover rate	77%	140%	91%	56%	86%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2011	2010	2009	2008 D	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Income from Investment Operations
Net investment income (loss) B	.425	.416	.429	.454	.463
Net realized and unrealized gain (loss)	.157	(.561)	.448	.568	(.066)
Total from investment operations	.582	(.145)	.877	1.022	.397
Distributions from net investment income	(.422)	(.420)	(.437)	(.462)	(.467)
Distributions from net realized gain	(.110)	(.115)	(.010)	(.020)	-
Total distributions	(.532)	(.535)	(.447)	(.482)	(.467)
Net asset value, end of period	$ 10.28	$ 10.23	$ 10.91	$ 10.48	$ 9.94
Total Return A	5.60%	(1.38)%	8.58%	10.67%	4.19%
Ratios to Average Net Assets C
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.95%	3.99%	4.05%	4.57%	4.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,326	$ 102,094	$ 61,111	$ 38,328	$ 8,746
Portfolio turnover rate	77%	140%	91%	56%	86%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Fixed-Income Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2011, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Short-Term Treasury Bond Index Fund	$ 666,390,818	$ 9,281,690	$ (1,559,712)	$ 7,721,978
Spartan Intermediate Treasury Bond Index Fund	1,897,386,530	41,910,151	(18,902,732)	23,007,419
Spartan Long-Term Treasury Bond Index Fund	230,575,333	4,635,197	(5,266,726)	(631,529)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ 212,930	$ 1,043,197	$ 7,721,978
Spartan Intermediate Treasury Bond Index Fund	402,894	3,936,107	23,007,419
Spartan Long-Term Treasury Bond Index Fund	-	-	(631,529)

The tax character of distributions paid was as follows:

February 28, 2011
	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 10,669,162	$ 2,224,789	$ 12,893,951
Spartan Intermediate Treasury Bond Index Fund	52,671,963	18,015,391	70,687,354
Spartan Long-Term Treasury Bond Index Fund	11,338,335	2,596,245	13,934,580
February 28, 2010
	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 13,777,273	$ 7,324,372	$ 21,101,645
Spartan Intermediate Treasury Bond Index Fund	52,348,163	48,149,059	100,497,222
Spartan Long-Term Treasury Bond Index Fund	8,771,342	2,205,759	10,977,101

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .10% each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, FMR pays class-level expenses of each Fidelity Advantage Class and Investor Class so that the total expenses do not exceed .10% and .20% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .10% and .06% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 2,454
Spartan Intermediate Treasury Bond Index Fund	6,287
Spartan Long-Term Treasury Bond Index Fund	1,127

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Spartan Short-Term Treasury Bond Index Fund	$ 789
Spartan Intermediate Treasury Bond Index Fund	7,506

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction

Spartan Short-Term Treasury Bond Index Fund	$ 6
Spartan Intermediate Treasury Bond Index Fund	8
Spartan Long-Term Treasury Bond Index Fund	8

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2011	2010
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 3,516,165	$ 3,186,322
Fidelity Advantage Class	6,611,608	5,525,553
Total	$ 10,127,773	$ 8,711,875
From net realized gain
Investor Class	$ 1,001,265	$ 4,727,882
Fidelity Advantage Class	1,764,913	7,661,888
Total	$ 2,766,178	$ 12,389,770
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 41,654,887	$ 35,576,281
Fidelity Advantage Class	8,950,924	11,052,338
Total	$ 50,605,811	$ 46,628,619
From net realized gain
Investor Class	$ 16,551,989	$ 41,549,522
Fidelity Advantage Class	3,529,554	12,319,081
Total	$ 20,081,543	$ 53,868,603
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 7,096,573	$ 6,448,131
Fidelity Advantage Class	4,241,762	2,126,299
Total	$ 11,338,335	$ 8,574,430
From net realized gain
Investor Class	$ 1,533,357	$ 1,853,814
Fidelity Advantage Class	1,062,888	548,857
Total	$ 2,596,245	$ 2,402,671

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2011	2010	2011	2010
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	18,650,596	15,488,267	$ 196,312,078	$ 162,702,648
Reinvestment of distributions	403,990	719,508	4,254,516	7,545,154
Shares redeemed	(14,392,969)	(17,655,137)	(151,597,977)	(185,639,523)
Net increase (decrease)	4,661,617	(1,447,362)	$ 48,968,617	$ (15,391,721)

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2011	2010	2011	2010
Fidelity Advantage Class
Shares sold	34,930,013	22,983,462	$ 367,621,185	$ 241,580,952
Reinvestment of distributions	692,762	1,111,564	7,298,226	11,655,884
Shares redeemed	(27,011,464)	(24,000,104)	(284,658,822)	(251,976,984)
Net increase (decrease)	8,611,311	94,922	$ 90,260,589	$ 1,259,852
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	89,328,461	48,416,536	$ 966,271,926	$ 516,556,963
Reinvestment of distributions	5,349,369	7,181,951	57,527,111	76,631,881
Shares redeemed	(63,290,286)	(37,052,127)	(683,227,695)	(395,041,076)
Net increase (decrease)	31,387,544	18,546,360	$ 340,571,342	$ 198,147,768
Fidelity Advantage Class
Shares sold	32,973,008	17,990,137	$ 360,457,086	$ 192,179,704
Reinvestment of distributions	1,052,098	2,024,647	11,337,372	21,761,582
Shares redeemed	(23,707,919)	(43,628,454)	(256,680,448)	(468,242,631)
Net increase (decrease)	10,317,187	(23,613,670)	$ 115,114,010	$ (254,301,345)
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	19,837,809	12,453,011	$ 217,710,336	$ 131,337,890
Reinvestment of distributions	775,093	767,305	8,337,845	8,115,049
Shares redeemed	(24,625,773)	(12,388,406)	(270,353,878)	(130,918,916)
Net increase (decrease)	(4,012,871)	831,910	$ (44,305,697)	$ 8,534,023
Fidelity Advantage Class
Shares sold	9,519,029	12,397,680	$ 103,616,026	$ 128,650,295
Reinvestment of distributions	461,758	235,708	4,952,568	2,482,831
Shares redeemed	(10,585,207)	(8,258,537)	(114,575,168)	(87,839,432)
Net increase (decrease)	(604,420)	4,374,851	$ (6,006,574)	$ 43,293,694

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund (the Funds), each a fund of Fidelity Fixed-Income Trust, at February 28, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Fixed-Income Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 14, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. Curvey oversees 409 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (55)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

Spartan Short-Term Treasury Bond Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	04/07/2011	04/06/2011	$0.000	$0.025
Advantage Class	04/07/2011	04/06/2011	$0.000	$0.025
Spartan Intermediate Treasury Bond Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	04/07/2011	04/06/2011	$0.000	$0.022
Advantage Class	04/07/2011	04/06/2011	$0.000	$0.022
Spartan Long-Term Treasury Bond Index Fund	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	04/07/2011	04/06/2011	$0.000	$0.000
Advantage Class	04/07/2011	04/06/2011	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2011 or, if subsequently determined to be different, the net capital gain of such year.

Fund
Spartan Short-Term Treasury Bond Index Fund	$2,904,678
Spartan Intermediate Treasury Bond Index Fund	$18,826,969
Spartan Long-Term Treasury Bond Index Fund	$2,888,377

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Short-Term Treasury Bond Index Fund
Investor Class	99.97%
Advantage Class	99.97%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	99.97%
Advantage Class	99.97%
Spartan Long-Term Treasury Bond Index Fund
Investor Class	99.98%
Advantage Class	99.98%

Annual Report

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2011 to February 28, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Spartan Short-Term Treasury Bond Index Fund	$1,516,422
Spartan Intermediate Treasury Bond Index Fund	$8,397,457
Spartan Long-Term Treasury Bond Index Fund	$1,530,198

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Intermediate Treasury Bond Index Fund/Spartan Long-Term Treasury Bond Index Fund/Spartan Short-Term Treasury Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2009, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Fidelity Advantage Class of the fund was in the fourth quartile for the one-year period and the first quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that the performance of the fund and benchmark may vary due to valuation differences or due to fees and transactions costs, which apply to the fund but not to the benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Long-Term Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Fidelity Advantage Class of the fund was in the fourth quartile for the one-year period and the third quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that the performance of the fund and benchmark may vary due to valuation differences or due to fees and transactions costs, which apply to the fund but not to the benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Fidelity Advantage Class of the fund was in the fourth quartile for the one-year period and the first quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that the performance of the fund and benchmark may vary due to valuation differences or due to fees and transactions costs, which apply to the fund but not to the benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is narrower than the Lipper peer group used by the Board for performance comparisons. The Board considered that FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% would mean that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund level" non-management expenses, and that non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under each fund's management contract.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Short-Term Treasury Bond Index Fund

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the contractual arrangements for each fund (i) oblige FMR to pay all "class-level" expenses of Investor Class of each fund to limit the total expenses of Investor Class of each fund to 20 basis points, and (ii) oblige FMR to pay all "class-level" expenses of Fidelity Advantage Class of each fund to limit the total expenses of Fidelity Advantage Class of each fund to 10 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

Annual Report

The Board noted that the total expenses of Fidelity Advantage Class of each fund ranked below its competitive median for 2009 and the total expenses of Investor Class of each fund ranked equal to its competitive median for 2009. The Board considered that the total expenses of Investor Class of each fund were subject to a 20 basis point expense cap, which is only slightly higher than the 19.5 basis point median of the funds and classes in the Total Mapped Group that have a similar sales load structure.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

LBX-UANN-0411
1.821047.105

Item 2. Code of Ethics

As of the end of the period, February 28, 2011, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Money Market Portfolio, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$44,000	$-	$2,000	$5,800
Spartan Intermediate Treasury Bond Index Fund	$65,000	$-	$3,300	$2,700
Spartan Long-Term Treasury Bond Index Fund	$63,000	$-	$3,300	$2,000
Spartan Short-Term Treasury Bond Index Fund	$63,000	$-	$3,300	$2,200

February 28, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$50,000	$-	$2,000	$6,800
Spartan Intermediate Treasury Bond Index Fund	$64,000	$-	$3,200	$2,400
Spartan Long-Term Treasury Bond Index Fund	$61,000	$-	$3,200	$1,500
Spartan Short-Term Treasury Bond Index Fund	$62,000	$-	$3,200	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2011A	February 28, 2010A
Audit-Related Fees	$2,550,000	$2,250,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2011 A	February 28, 2010 A
PwC	$4,975,000	$4,305,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 27, 2011